Fair values - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets at fair value:
Derivatives (Note 12)	€ 261	€ 448
Liabilities at fair value:
Derivatives (Note 12)	€ 268	€ 263